UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2000

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:



/s/ Robert J. Lukaszewicz       Chicago, Illinois           May 3, 2000
--------------------------    ---------------------       ----------------
     (Signature)                   (City/State)                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 65

Form 13F Information Table Value Total:    $12,553,539,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


FORM 13F INFORMATION TABLE

                              TITLE                VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE   SHARED    NONE
AT&T Corp                      COM      001957109   385893   6852709  SH       SOLE                6501232           351477
Abbott Laboratories            COM      002824100   290837   8265338  SH       SOLE                7838738           426600
Akzo Nobel ADR                 COM      010199305   233592   5424476  SH       SOLE                5257826           166650
Alcan Aluminum Ltd             COM      013716105   169953   4989453  SH       SOLE                4784603           204850
Alcoa Inc                      COM      013817101    10657    151700  SH       SOLE                 112200            39500
American Home Products Corp    COM      026609107   363167   6756594  SH       SOLE                6467094           289500
Ashland Inc                    COM      044204105    41343   1243400  SH       SOLE                1243400
Associates First Capital Corp  COM      046008108   216239  10116441  SH       SOLE                9562441           554000
AstraZeneca Plc ADR            COM      046353108     6221    153600  SH       SOLE                 153600
Avon Products Inc              COM      054303102   104149   3560650  SH       SOLE                3364450           196200
Bass PLC ADR                   COM      069904209     6623    492900  SH       SOLE                 492900
Becton Dickinson and Co        COM      075887109   148911   5659338  SH       SOLE                5311688           347650
Bell Atlantic Corp             COM      077853109   497547   8139822  SH       SOLE                7742572           397250
Bristol Myers Squibb Co        COM      110122108   193018   3327899  SH       SOLE                3173949           153950
Cable & Wireless PLC ADR       COM      126830207   207208   3700135  SH       SOLE                3557785           142350
Chase Manhattan Corp           COM      16161A108   160489   1840734  SH       SOLE                1745084            95650
Citigroup Inc                  COM      172967101   420628   7025115  SH       SOLE                6697543           327572
Computer Associates Intl Inc   COM      204912109   293509   4958965  SH       SOLE                4722765           236200
Conoco Inc Cl B                COM      208251405   315771  12322773  SH       SOLE               11755073           567700
Edison International           COM      281020107    99436   6003670  SH       SOLE                5685370           318300
Electronic Data Systems Corp   COM      285661104   308611   4807956  SH       SOLE                4561006           246950
Exxon Mobil Corporation        COM      30231G102   357206   4583230  SH       SOLE                4341180           242050
Federated Dept Stores          COM      31410H101   181301   4291165  SH       SOLE                4068265           222900
Ford Motor Co                  COM      345370100   400841   8725791  SH       SOLE                8239591           486200
Fortis NL ADR                  COM      34956J101     5493    214600  SH       SOLE                 214600
Fox Entertainment Group Inc    COM      35138T107    59040   1972100  SH       SOLE                1773200           198900
General Dynamics Corp          COM      369550108   198069   3981275  SH       SOLE                3849425           131850
General Motors Class H Stock   COM      370442832   214395   1722048  SH       SOLE                1658998            63050
General Motors Corp            COM      370442105   451856   5456370  SH       SOLE                5176120           280250
Hellenic Telecommunications Or COM      423325307     6087    419800  SH       SOLE                 419800
Household International Inc    COM      441815107   265315   7110619  SH       SOLE                6756469           354150
ING Groep N V ADR              COM      456837103    10278    186879  SH       SOLE                 186879
International Business Machine COM      459200101   409714   3472146  SH       SOLE                3303946           168200
Investor AB B Shares           COM        5679591    12594    805600  SH       SOLE                 805600
Jefferson Smurfit Group PLC AD COM      47508W107     7244    268300  SH       SOLE                 268300
Kimberly Clark Corp            COM      494368103   298816   5330052  SH       SOLE                5066502           263550
Koninklijke KPN N V Sponsored  COM      780641205     5652     49150  SH       SOLE                  49150
Koninklijke Philips Electronic COM      500472204   502231   2931665  SH       SOLE                2816985           114680
Lucent Technologies Inc        COM      549463107   217306   3547850  SH       SOLE                3391600           156250
Motorola Inc                   COM      620076109   442565   3031269  SH       SOLE                2883451           147818
National Semiconductor Corp    COM      637640103    64869   1067800  SH       SOLE                1017800            50000
News Corp Ltd Class A Sponsore COM      652487802   444752   9314168  SH       SOLE                8933818           380350
Nordic Baltic Holding AB ADR   COM        5888115     6518   1237298  SH       SOLE                1237298
Northwest Airlines Corp        COM      667280101   109197   4826415  SH       SOLE                4571265           255150
Pharmacia and Upjohn, Inc      COM      716941109   159315   2677563  SH       SOLE                2552863           124700
Portugal Telecom SA ADR        COM      737273102     5769    463800  SH       SOLE                 463800


Providian Financial Corp       COM      74406A102   190823   2202862  SH       SOLE                2087612           115250
R.H. Donnelley Corporation     COM      74955W307    47499   2794073  SH       SOLE                2637773           156300
Reuters Group PLC ADR          COM      76132M102     6064     50800  SH       SOLE                  50800
Royal Dutch Petroleum ADR      COM      780257804      619     10700  SH       SOLE                  10700
Seagram Company Ltd            COM      811850106   271724   4566789  SH       SOLE                4365039           201750
Shell Transport and Trading Co COM      822703609    12094    246500  SH       SOLE                 246500
Siemens AG Unsponsored ADR     COM      826197402    10655     74200  SH       SOLE                  74200
TRW Inc                        COM      872649108   168789   2885286  SH       SOLE                2793836            91450
Target Corp                    COM      87612E106   281137   3761027  SH       SOLE                3561227           199800
Texaco Inc                     COM      881694103   325881   6062909  SH       SOLE                5767759           295150
Tricon Global Restaurants Inc  COM      895953107   118891   3827465  SH       SOLE                3626215           201250
Tyco International Ltd         COM      902124106   338868   6760459  SH       SOLE                6454609           305850
US West Inc                    COM      91273H101   160002   2203120  SH       SOLE                2087320           115800
USX Marathon Group             COM      902905827   183374   7035940  SH       SOLE                6597290           438650
Union Carbide Corp             COM      905581104   320096   5489333  SH       SOLE                5180983           308350
Vivendi Sponsored ADR          COM      92851S105     5751    249150  SH       SOLE                 249150
Vodafone AirTouch PLC ADR      COM      92857T107   233924   4210109  SH       SOLE                4051559           158550
Wells Fargo and Co             COM      949746101   326720   8017658  SH       SOLE                7669458           348200
Weyerhaeuser Co                COM      962166104   240403   4217587  SH       SOLE                3978887           238700
Total                                             12553539
